Details of Significant Accounts - Share-based Payment - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 TWD ($) shares
Disclosure Of Significant Accounting Policies [Abstract]
Weighted-average stock price of stock options at exercise dates | $			$ 134.73
Stock options exercised | shares	0	0	145,000